RISK MANAGEMENT - Modified financial assets - Foreclosed assets (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management [abstract]
Foreclosed assets received	$ 189,624	$ 116,299
Foreclosed assets sold	$ 130,716	$ 43,731